SEGMENT AND GEOGRAPHIC INFORMATION - Disaggregated revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Sales	$ 30,724	$ 32,531
Others
Disclosure of products and services [line items]
Sales	1,613	1,775
North America | Operating segments
Disclosure of products and services [line items]
Sales	5,964	6,443
Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,748	5,212
Europe | Operating segments
Disclosure of products and services [line items]
Sales	13,163	13,843
Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	4,648	4,762
Mining | Operating segments
Disclosure of products and services [line items]
Sales	588	496
Steel sales
Disclosure of products and services [line items]
Sales	26,753	28,739
Steel sales | Others
Disclosure of products and services [line items]
Sales	1,168	1,358
Steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	5,421	6,025
Steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	4,356	4,826
Steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	11,587	12,173
Steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	4,221	4,357
Steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Non-steel sales
Disclosure of products and services [line items]
Sales	1,853	1,742
Non-steel sales | Others
Disclosure of products and services [line items]
Sales	289	215
Non-steel sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	283	177
Non-steel sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	60	78
Non-steel sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	417	501
Non-steel sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	230	292
Non-steel sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	574	479
By-product sales
Disclosure of products and services [line items]
Sales	729	726
By-product sales | Others
Disclosure of products and services [line items]
Sales	68	76
By-product sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	52	42
By-product sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	86	83
By-product sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	460	501
By-product sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	63	24
By-product sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	0	0
Other sales
Disclosure of products and services [line items]
Sales	1,389	1,324
Other sales | Others
Disclosure of products and services [line items]
Sales	88	126
Other sales | North America | Operating segments
Disclosure of products and services [line items]
Sales	208	199
Other sales | Brazil | Operating segments
Disclosure of products and services [line items]
Sales	246	225
Other sales | Europe | Operating segments
Disclosure of products and services [line items]
Sales	699	668
Other sales | Sustainable solutions | Operating segments
Disclosure of products and services [line items]
Sales	134	89
Other sales | Mining | Operating segments
Disclosure of products and services [line items]
Sales	$ 14	$ 17